Other assets and other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other assets and other liabilities
end of	2018	2017
Other assets (CHF million)
Cash collateral on derivative instruments	7,057	5,141
Cash collateral on non-derivative transactions	465	490
Derivative instruments used for hedging	33	50
Assets held-for-sale	6,744	8,300
of which loans [1]	6,630	8,130
of which real estate [2]	54	141
of which long-lived assets	60	29
Assets held for separate accounts	125	190
Interest and fees receivable	5,055	4,669
Deferred tax assets	4,943	5,522
Prepaid expenses	613	379
Failed purchases	1,283	1,327
Defined benefit pension and post-retirement plan assets	1,794	2,170
Other	4,509	3,833
Other assets	32,621	32,071
1 Included as of December 31, 2018 and 2017 were CHF 687 million and CHF 534 million, respectively, in restricted loans, which represented collateral on secured borrowings.
2
As of December 31, 2018 and 2017, real estate held-for-sale included foreclosed or repossessed real estate of CHF 13 million and CHF 8 million, respectively, of which CHF 10 million and CHF 5 million, respectively were related to residential real estate.

end of	2018	2017
Other liabilities (CHF million)
Cash collateral on derivative instruments	6,903	8,644
Cash collateral on non-derivative transactions	514	473
Derivative instruments used for hedging	8	99
Provisions	928	1,007
of which off-balance sheet risk	151	106
Restructuring liabilities	346	306
Liabilities held for separate accounts	125	190
Interest and fees payable	5,159	5,591
Current tax liabilities	927	700
Deferred tax liabilities	438	394
Failed sales	2,187	720
Defined benefit pension and post-retirement plan liabilities	518	541
Other	12,054	12,947
Other liabilities	30,107	31,612

Bank
Other assets and other liabilities
end of	2018	2017
Other assets (CHF million)
Cash collateral on derivative instruments	7,057	5,142
Cash collateral on non-derivative transactions	465	490
Derivative instruments used for hedging	33	50
Assets held-for-sale	6,744	8,300
of which loans [1]	6,630	8,130
of which real estate [2]	54	141
of which long-lived assets	60	29
Assets held for separate accounts	125	190
Interest and fees receivable	5,506	4,819
Deferred tax assets	4,887	5,457
Prepaid expenses	560	330
Failed purchases	1,283	1,327
Defined benefit pension and post-retirement plan assets	1,001	1,058
Other	4,482	3,793
Other assets	32,143	30,956
1 Included as of the end of 2018 and 2017 were CHF 687 million and CHF 534 million, respectively, in restricted loans, which represented collateral on secured borrowings.
2
As of the end of 2018 and 2017, real estate held-for-sale included foreclosed or repossessed real estate of CHF 13 million and CHF 8 million, respectively, of which CHF 10 million and CHF 5 million, respectively, were related to residential real estate.

end of	2018	2017
Other liabilities (CHF million)
Cash collateral on derivative instruments	6,903	8,644
Cash collateral on non-derivative transactions	514	473
Derivative instruments used for hedging	8	99
Provisions	920	998
of which off-balance sheet risk	151	106
Restructuring liabilities	342	301
Liabilities held for separate accounts	125	190
Interest and fees payable	5,521	5,804
Current tax liabilities	907	687
Deferred tax liabilities	268	152
Failed sales	2,187	720
Defined benefit pension and post-retirement plan liabilities	518	541
Other	12,114	13,074
Other liabilities	30,327	31,683